BUSINESS ACQUISITIONS - Liabilities and indemnification assets in respect to deferred payments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
KS | Contingent consideration
Disclosure of business combinations
Liabilities at the beginning	₽ 907	₽ 907	₽ 907
Measurement period adjustment			66
Gain on remeasurement of previously held interest upon acquisition	542		(66)
Payment	365
Liabilities at the end		907	907
KS | Deferred payment
Disclosure of business combinations
Liabilities at the beginning			118
Reversal of indemnity			259
Gain on remeasurement of previously held interest upon acquisition			(22)
Payment			₽ 163
MDTZK | Deferred payment
Disclosure of business combinations
Liabilities at the beginning	24
Initial recognition of deferred payment/contingent consideration		(40)
Less: Provision for tax liabilities related to pre-acquisition period	3	26
Reversal of tax provision		(10)
Liabilities at the end	21	₽ 24
ProgTech | Deferred payment
Disclosure of business combinations
Initial recognition of deferred payment/contingent consideration	(7)
Payment	7
IT-Grad | Contingent consideration
Disclosure of business combinations
Initial recognition of deferred payment/contingent consideration	(60)
Gain on remeasurement of previously held interest upon acquisition	(1)
Liabilities at the end	61
Stopol | Contingent consideration
Disclosure of business combinations
Initial recognition of deferred payment/contingent consideration	(160)
Liabilities at the end	₽ 160